Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 614	$ 590
Short-term deposits	11	630
Money market accounts	249	1,148
Cash and cash equivalents	$ 874	$ 2,368